Supplement dated July 13, 2023
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund (the Fund)	3/1/2023
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Portfolio Manager	Co-Portfolio Manager	2015
Alex Lee, CFA	Portfolio Manager	Co-Portfolio Manager	2019
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Management	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Portfolio Manager	Co-Portfolio Manager	2015
Alex Lee, CFA	Portfolio Manager	Co-Portfolio Manager	2019
Mr. Dudding joined Threadneedle, a Participating Affiliate, in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.
Mr. Lee joined Threadneedle, a Participating Affiliate, in 2016 as a portfolio manager. Mr. Lee began his investment career in 2007 and earned a BSc in Economics from the London School of Economics.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP155_10_008_(07/23)

Supplement dated July 13, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund (the Fund)	12/1/2022
Effective immediately, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Vesa Tontti, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	2020
Stanton Ray	Head of CLO platform and Senior Portfolio Manager	Portfolio Manager	July 2023
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Vesa Tontti, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	2020
Stanton Ray	Head of CLO platform and Senior Portfolio Manager	Portfolio Manager	July 2023
Mr. Tontti joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Tontti began his investment career in 1997 and earned an M.S. from the Institute of Industrial Management of Helsinki University of Technology, Finland.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
Mr. Ray joined the Investment Manager in 2022. Prior to joining the Investment Manager, Mr. Ray worked at Carlson Capital LP from 2003 to 2022 where he was a Partner and Head of Corporate Credit. Mr. Ray began his investment career in 2003 and earned a B.A. and M.S. in Accounting from Texas A&M University as well as an M.B.A. from the University of Chicago.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_006_(07/23)